Cover	Jul. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 20, 2026
Entity Registrant Name	LivePerson, Inc.
Entity Central Index Key	0001102993
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41926
Entity Tax Identification Number	13-3861628
Entity Address, Address Line One	530 7th Ave, Floor M1
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	609-4200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Document Period End Date	Jul. 20, 2026
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LPSN
Security Exchange Name	NASDAQ
Rights to Purchase Series A Junior Participating Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ